Warrants (Tables)	12 Months Ended
Oct. 31, 2021
Warrants.
Schedule of activity of warrants

					Weighted
	Number of	Warrants	Derivative	Weighted	average
	warrants	amount	liability	average	number of	Expiry dates
			amount	exercise price	years to
					expiry
	#	$	$	$
Opening balance, November 1, 2019	43,677,333	6,609	-	0.6083	1.13
Re-class warrants on convertible debt to equity	-	(660)	-	-	-
Issued warrants for services (i)	300,000	64	-	0.3800	-	September 3, 2021
Issued warrants for services (ii)	3,500,000	204	-	0.3000	0.01	November 12, 2021
Issued warrants for services (iii)	1,000,000	111	-	0.3000	-	November 12, 2021
Issued warrants on convertible debt November 14, 2019	7,936,507	80	-	0.5000	0.03	November 14, 2021
Issued warrants on convertible debt December 4, 2019	8,392,857	109	-	0.5000	0.04	December 4, 2021
Issued warrants on convertible debt December 14, 2019	7,936,508	135	-	0.5000	0.04	December 12, 2021
Issued warrants for acquisition - Saturninus	3,750,000	100	-	0.4000	0.02	January 26, 2022
Issued warrants on convertible debt January 6, 2020	58,823,529	-	266	0.2550	0.30	December 31, 2021
Issued warrants on debt September 14, 2020	1,600,000	55	-	0.3000	0.01	September 30, 2021
Warrants terminated	(1,600,000)	(105)	-	-	-
Warrants expired	(4,252,620)	(906)	-	-	-
Balance October 31, 2020	131,064,114	5,796	266	0.4159	2.07
Issued warrants for acquisition - Meta	741,600	3	-	1.3110	-	December 14, 2021
Issued warrants for acquisition - Meta	40,076,411	2,616	-	0.3520	0.49	February 6, 2023
Issued warrants for acquisition - Meta	4,120,000	120	-	1.1040	0.06	April 11, 2023
Issued warrants on convertible debt January 6, 2020	-	-	11,697	-	-	December 31, 2022
Warrants issued - equity financing	27,878,919	6,210	-	0.5800	0.55	February 22, 2024
Warrants issued - equity financing	21,207,720	3,546	-	12.2500	0.03	May 26, 2024
Warrants cancelled or expired	(59,578,382)	(5,457)	-	-	-
Warrants exercised	(54,268,198)	(2,110)	(10,270)	-	-
Balance October 31, 2021	111,242,184	10,724	1,693	2.5995	2.01